Accounts Receivable (Details) - USD ($)	6 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Accounts Receivable [Abstract]
Bad debt expense (recoveries)	$ 248,585	$ 261,301	$ 25,528